Financial risk management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	¥ 49,239		¥ 16,872
Trade payables	49,239	$ 7,139	16,872
Financial liabilities including in other payables and accruals	21,282		10,663
Bank borrowings	556,025
Lease liabilities	17,277		21,703
Lease liabilities	16,180		19,633	¥ 17,836
Total	643,823		49,238
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	49,239		16,872
Financial liabilities including in other payables and accruals	21,282		10,663
Bank borrowings	503,155
Lease liabilities	16,180		19,633
Total	589,856		47,168
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	49,239		16,872
Financial liabilities including in other payables and accruals	21,282		10,663
Bank borrowings	39,440
Lease liabilities	7,522		8,294
Total	117,483		35,829
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	21,350
Lease liabilities	5,751		6,205
Total	27,101		6,205
Between 2 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	495,235
Lease liabilities	4,004		7,204
Total	¥ 499,239		¥ 7,204